Stock-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2015
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Employee Stock Options Estimated Using Weighted Average Assumptions
	Year ended
	August 31,
	2015	2014
Expected term (in years)	5.50-6.08	5.50-6.08
Expected volatility	79%-83%	83%-87%
Risk free interest rate	1.66%-2.06%	1.62%-2.04%
Expected dividend yield	0%	0%

Summary of Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised
	Year ended
	August 31,
	2015	2014
Stock-based compensation costs for employee stock options	$2,270	$3,074
Fair value changes of collaboration warrants	(5)	(6)
Total stock-based compensation costs included in operating expenses	$2,265	$3,068

Summary of Stock Option Transactions under Option Plans
		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2013	348,830	$59.92
Options granted	98,004	10.16
Options forfeited	(50,330)	67.60
Options outstanding at August 31, 2014	396,504	46.62
Options granted	41,738	3.75
Options forfeited	(28,479)	23.41
Options outstanding at August 31, 2015	409,763	$43.87

Summary of Information about Stock Options Outstanding and Exercisable

			Weighted-			Weighted-
		Remaining	Average	Number	Remaining	Average
Range of	Number	Contractual	Exercise	Vested and	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price

$1.96 - $5.06	36,004	9.52	$4.00	187	8.76	$5.06
$7.26 - $15.60	137,803	5.26	$12.24	134,754	5.19	$12.30
$26.24 - $32.40	56,831	3.50	$29.53	50,326	2.95	$29.83
$45.68 - $61.60	103,286	3.67	$54.93	102,719	3.65	$54.91
$96.80 - $137.28	75,839	6.26	$113.77	58,178	6.24	$114.68
	409,763			346,164

Summary of Restricted Stock Transactions under Option Plans

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2013	36,311	$44.40
Restricted stock granted	41,032	$10.48
Restricted stock vested	(32,877)	$16.96
Restricted stock forfeited	(6,648)	$38.00
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58
Restricted stock granted	9,125	$4.20
Restricted stock vested	(8,690)	$36.63
Restricted stock forfeited	(1,011)	$12.77
Restricted stock outstanding and unvested at August 31, 2015	37,242	$25.17